16. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Commitments And Contingencies Details Narrative
Lease expense	$ 94,443	$ 102,457